Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2023
Schedule Of Warrant Fair Value
	Fair Value	Level 1	Level 2	Level 3
Warrants	$1,489	-	$1,489	-

Schedule Of financial liabilities
	2024	2025	2026	2027	2028 & beyond	Total
Trade and other payables	8,429	-	-	-	-	8,429
Lease liability	929	950	789	745	1,737	5,150
Promissory notes	3,500	-	-	-	-	3,500
Short term loans	1,026	-	-	-	-	1,026
Working capital facility	11,821	-	-	-	-	11,821
Other payable	1,365	490	215	56	38	2,164
	27,070	1,440	1,004	801	1,775	32,090